Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Monthly repayment	$ 3,780
Long-term debt balance	47,020
NBV of Collateral	66,741
Collateral	$ 17,495	[1]
Foundry loan #2 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date	2023-03
Stated rate	16.50%
Effective rate	16.50%	[2]
Monthly repayment	$ 94
Long-term debt balance	185
NBV of Collateral	1,254
Collateral	$ 300	[1]
Foundry loan #3 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date	2023-04
Stated rate	16.50%
Effective rate	16.50%	[2]
Monthly repayment	$ 88
Long-term debt balance	257
NBV of Collateral	1,044
Collateral	$ 300	[1]
Foundry loan #4 [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date	2023-05
Stated rate	16.50%
Effective rate	16.50%	[2]
Monthly repayment	$ 100
Long-term debt balance	387
NBV of Collateral	1,231
Collateral	$ 400	[1]
Blockfi Loan [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date	2024-02
Stated rate	14.50%
Effective rate	18.10%	[2]
Monthly repayment	$ 1,455
Long-term debt balance	19,952
NBV of Collateral	28,360
Collateral	$ 6,100	[1]
NYDIG Loan [Member]
Long-Term Debt (Details) - Schedule of equipment financing and balance of the loans and the net book value (NBV) [Line Items]
Maturity date	2024-02
Stated rate	12.00%
Effective rate	14.40%	[2]
Monthly repayment	$ 2,043
Long-term debt balance	26,239
NBV of Collateral	34,852
Collateral	$ 10,395	[1]

[1]	Represents the quantity of Whatsminers and Bitmain S19j Pros received in connection with the equipment financing and pledged as collateral for the related loan.
[2]	Represents the implied interest rate after capitalizing financing and origination fees.